UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414

(Address of principal executive offices)

Chicago, IL 60606

(Zip code)

R. Jeffrey Bruce

Bruce & Co.

20 North Wacker Drive, Suite 2414

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-9160

Date of fiscal year end: 06/30

Date of reporting period: 12/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

2012

BRUCE FUND, INC.

SEMI-ANNUAL

REPORT

Report to Shareholders

December 31, 2012

20 North Wacker Drive  —  Suite 2414  —  Chicago, Illinois 60606  —  (312) 236-9160

Management’s Discussion and Analysis (Unaudited)

The Bruce Fund (the “Fund”) shares produced a total return of 4.72% for the six months ended December 31, 2012, compared to a total return of 5.95% for the S&P 500® Index for the same period. Stock markets improved in the period and the Fund lagged most averages for the six month period. The Fund’s convertible bonds, straight corporate bonds, common and preferred stocks pushed the Fund’s performance in the period while the cash and government bonds muted the gains.

We believe that the worldwide economy is fragile and likely to produce weaker than expected activity. Likewise the financial markets continue to entertain high degree of risk and caution is warranted. We continue to feel that asset deflation remains a covert risk, and that the Fund’s more conservative posture is still warranted.

Management continues to screen investment opportunities for their long-term capital appreciation potential versus the risks that investment might present. Areas of recent interest have been special situations, larger capitalization and dividend paying stocks. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus.

Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com to obtain the same.

Investment Results (Unaudited)

Returns for the Periods Ended December 31, 2012

	Cumulative		Average Annual
Fund/Index	Six Months	1 Year	5 Year	10 Year
Bruce Fund	4.72%	7.86%	6.64%	15.84%
S&P 500® Index*	5.95%	16.00%	1.66%	7.10%
The gross expense ratio as of the most recent prospectus dated October 29, 2012 was 0.81%, which represented the fiscal year ended June 30, 2012.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-872-7823.

* The S&P 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 31, 2002 and held through December 31, 2012. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bruce Fund, and to obtain performance data current to the most recent month end, please call 1-800-872-7823. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Fund Holdings (Unaudited)

[1]	As a percent of net assets.
[2]	Ratio rounds to less than 0.005%.

Investment Objective

The investment objective of the Bruce Fund is long-term capital appreciation.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2012) and held for the entire period (through December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	July 1, 2012	December 31, 2012	July 1 – December 31, 2012
Bruce Fund
Actual	$1,000.00	$1,047.20	$3.92
Hypothetical**	$1,000.00	$1,021.37	$3.87

*	Expenses are equal to the Fund’s six month annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

Schedule of Investments (Unaudited)

December 31, 2012

Shares		Value
COMMON STOCKS – 43.7%

	Consumer Discretionary 4.1%
2,085,000	AirBoss of America Corp.	$10,574,703
75,000	DIRECTV(a)	3,762,000

		14,336,703

	Consumer Staples 2.1%
259,000	Diamond Foods, Inc.(a)	3,540,530
640,270	Omega Protein Corp.(a)	3,918,452

		7,458,982

	Energy 2.7%
291,255	Admiral Bay Resources, Inc.(a)(b)(c)	8,738
300,000	C&J Energy Services, Inc.(a)	6,432,000
156,919	Double Eagle Petroleum Co.(a)	618,261
382,168	SandRidge Energy, Inc.(a)	2,426,767

		9,485,766

	Financials 4.6%
250,000	Allstate Corp./The	10,042,500
211,502	GAINSCO, Inc.(a)(b)	1,850,642
130,000	ICG Group, Inc.(a)	1,485,900
45,000	RLI Corp.	2,909,700

		16,288,742

	Health Care 8.5%
124,500	Abbott Laboratories	8,154,750
155,677	Agenus, Inc.(a)	638,276
631,746	Durect Corp.(a)	581,206
1,113,694	EDAP TMS S.A. ADR(a)	2,271,936
130,000	Elan Corp., PLC ADR(a)	1,327,300
200,000	Merck & Co., Inc.	8,188,000
350,000	Pfizer, Inc.	8,778,000
3,171	Prothena Corp. PLC(a)	23,241

		29,962,709

	Industrials 10.2%
210,000	AMERCO	26,630,100
1,070,073	Astrotech Corp.(a)	952,365
350,000	Titan International, Inc.	7,602,000
25,300	US Ecology, Inc.	595,562

		35,780,027

	Information Technology 2.5%
45,000	International Business Machines Corp.	8,619,750

	Materials 3.3%
690,671	Flotek Industries, Inc.(a)	8,426,186
280,000	Kinross Gold Corp.	2,721,600
199,270	Solitario Exploration & Royalty Corp.(a)	334,774

		11,482,560

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments (Unaudited) (continued)

December 31, 2012

Shares or Principal Amount		Value
COMMON STOCKS – (continued)

	Utilities 5.7%
296,212	Calpine Corp.(a)	$5,370,324
20,000	Integrys Energy Group, Inc.	1,044,400
100,000	NextEra Energy, Inc.	6,919,000
50,000	Pepco Holdings, Inc.	980,500
136,212	UNS Energy Corp.	5,778,113

		20,092,337

	Total Common Stocks (Cost $128,714,611)	153,507,576

CONVERTIBLE PREFERRED STOCKS – 2.7%

	Energy 2.6%
181,500	PetroQuest Energy, Inc., Series B, 6.875%	5,989,500
29,200	SandRidge Energy, Inc., 8.500%	2,985,700

		8,975,200

	Utilities 0.1%
10,000	AES Trust III, 6.750%	501,562

	Total Convertible Preferred Stocks (Cost $9,412,536)	9,476,762

CORPORATE BONDS – 9.3%

	Consumer Discretionary 0.4%
$1,500,000	Land O’Lakes Capital Trust I, 7.450%, 3/15/28(b)(d)	1,477,500

	Energy 3.3%
8,850,000	ATP Oil & Gas Corp., 11.875%, 5/1/15(a)(e)	1,017,750
3,000,000	Endeavour International Corp., 12.000%, 3/1/18(d)	3,150,000
2,000,000	Hercules Offshore, Inc., 10.500%, 10/15/17(d)	2,165,000
3,000,000	McMoRan Exploration Co., 11.875%, 11/15/14	3,206,250
2,000,000	Whiting Petroleum Corp., 7.000%, 2/1/14	2,105,000

		11,644,000

	Financials 1.7%
6,000,000	Security Benefit Life Insurance Co., 7.450%, 10/1/33(b)(c)(d)	6,060,000

	Health Care 0.4%
1,600,000	EDAP TMS S.A., 9.000%, 6/30/14(b)(c)(f)	1,440,000

	Utilities 3.5%
4,000,000	Constellation Energy Group, Inc., 7.600%, 4/1/32	5,409,220
5,000,000	Mirant Americas Generation LLC, 9.125%, 5/1/31	5,525,000
1,000,000	Oneok, Inc., 6.000%, 6/15/35	1,163,927

		12,098,147

	Total Corporate Bonds (Cost $32,476,288)	32,719,647

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments (Unaudited) (continued)

December 31, 2012

Shares or Principal Amount		Value
CONVERTIBLE CORPORATE BONDS – 10.5%

	Consumer Discretionary 1.2%
$2,700,000	Midway Games, Inc., 6.000%, 9/30/25(a)(b)(c)(e)	$67,500
2,500,000	XM Satellite Radio, Inc., 7.000%, 12/1/14(d)	4,303,125

		4,370,625

	Energy 2.5%
3,000,000	BPZ Resources, Inc., 6.500%, 3/1/15	2,525,625
8,150,000	Endeavour International Corp., 5.500%, 7/15/16	6,117,594

		8,643,219

	Health Care 6.1%
1,910,850	Cell Genesys, Inc., 3.125%, 5/1/13(b)(c)	1,805,753
14,887,000	deCODE Genetics, Inc., 3.500%, 4/15/11(a)(b)(c)(e)	2,530,790
1,500,000	InterMune, Inc., 5.000%, 3/1/15	1,502,812
11,675,000	MannKind Corp., 3.750%, 12/15/13	8,289,250
7,540,000	MannKind Corp., 5.750%, 8/15/15	4,533,425
1,762,892	Oscient Pharmaceuticals Corp., 12.500%, 1/15/11(a)(b)(c)(e)	35,258
2,000,000	ViroPharma, Inc., 2.000%, 3/15/17	2,795,000

		21,492,288

	Industrials 0.7%
1,000,000	Titan International, Inc., 5.625%, 1/15/17(d)	2,385,625

	Total Convertible Corporate Bonds (Cost $49,049,950)	36,891,757

U.S. GOVERNMENT BONDS 20.0%
30,000,000	U.S. Treasury “Strips”, 0.000%, 8/15/28	20,055,150
30,000,000	U.S. Treasury “Strips”, 0.000%, 8/15/29	19,386,660
20,000,000	U.S. Treasury “Strips”, 0.000%, 2/15/36	10,253,400
20,000,000	U.S. Treasury “Strips”, 0.000%, 2/15/41	8,448,200
30,000,000	U.S. Treasury “Strips”, 0.000%, 5/15/42	11,974,140

	Total U.S. Government Bonds (Cost $53,641,950)	70,117,550

U.S. MUNICIPAL BONDS 0.0%
994,188	Indianapolis Airport Authority, 6.500%, 11/15/31(a)(b)(e)	34,797

	Total U.S. Municipal Bonds (Cost $165,996)	34,797

MONEY MARKET – 13.5%
47,553,072	Fidelity Institutional Money Market Treasury Only – Class I, 0.010%(g)	47,553,072

	Total Money Market (Cost $47,553,072)	47,553,072

	Total Investments (Cost $321,014,403) 99.7%	$350,301,161

	Other Assets in Excess of Liabilities 0.3%	1,071,404

	NET ASSETS 100.0%	$351,372,565

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments (Unaudited) (continued)

December 31, 2012

(a)	Non-cash income producing security.
(b)	Illiquid Security.
(c)	This security is currently valued according to the fair value procedures approved by the Board of Directors.
(d)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(e)	In default.
(f)	Private placement restricted security.
(g)	Rate disclosed is the seven day yield as of December 31, 2012.
ADR	– American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities (Unaudited)

December 31, 2012

Assets:
Investments in securities, at market value (cost $321,014,403)	$350,301,161
Dividends receivable	332,726
Interest receivable	1,139,003
Receivable for Fund shares sold	387,763
Prepaid expenses and other assets	19,607
Total Assets	352,180,260
Liabilities:
Payable for Fund shares redeemed	526,924
Accrued investment advisory fees	163,938
Other accrued expenses	116,833
Total Liabilities	807,695
Net Assets	$351,372,565
Net Assets consist of:
Capital stock (890,127 shares of $1 par value capital stock issued and outstanding)	$890,127
Paid in capital	334,745,160
Accumulated undistributed net investment income	1,278,853
Accumulated net realized loss on investments	(14,828,140)
Net unrealized appreciation on investments	29,286,565
Net Assets	$351,372,565
Shares Outstanding: 2,000,000 shares authorized	890,127
Net asset value, offering and redemption price per share	$394.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations (Unaudited)

Six Months Ended December 31, 2012

Investment Income
Interest income	$4,796,194
Dividends (Net of foreign taxes withheld of $34,830)	3,123,730
Total Investment Income	7,919,924
Expenses:
Investment advisory fee	975,238
Transfer agent expense	117,104
Administration expense	105,998
Fund accounting expense	44,186
Report printing expense	31,429
Audit expense	17,235
Registration expense	24,944
Custodian expense	16,066
Postage expense	11,545
Trustee expense	504
Insurance expense	627
Total Expenses	1,344,876
Net Investment Income	6,575,048
Realized & Unrealized Gain (Loss)
Net realized loss on investment securities	(4,379,469)
Change in unrealized appreciation on investment securities	13,957,836
Net realized and unrealized gain on investment securities	9,578,367
Net increase in net assets resulting from operations	$16,153,415

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
Operations
Net investment income	$6,575,048	$12,742,651
Net realized gain (loss) on investment securities	(4,379,469)	2,145,591
Change in unrealized appreciation (depreciation) on investment securities	13,957,836	(10,753,583)
Net increase in net assets resulting from operations	16,153,415	4,134,659
Distributions
From net investment income	(12,688,095)	(11,722,055)
Total distributions	(12,688,095)	(11,722,055
Capital Transactions
Proceeds from shares sold	9,564,266	64,675,123
Reinvestments of distributions	11,689,873	10,898,153
Amount paid for shares redeemed	(18,257,710)	(22,761,799)
Net increase in net assets resulting from capital transactions	2,996,429	52,811,477
Total Increase in Net assets	6,461,749	45,224,081
Net Assets
Beginning of period	344,910,816	299,686,735
End of period	$351,372,565	$344,910,816
Accumulated undistributed net investment income included in net assets at end of period	$1,278,853	$7,391,900
Share Transactions
Shares sold	23,878	166,055
Shares issued in reinvestment of distributions	29,769	29,126
Shares redeemed	(45,531)	(58,608)
Net increase in shares outstanding resulting from share transactions	8,116	136,573

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Selected data for each share of capital stock outstanding through each year is presented below

	Six Months Ended December 31, 2012 (Unaudited)	Fiscal year ended June 30,
		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$391.05	$402.03	$330.82	$285.69	$342.22	$424.14

Income from investment operations:

Net investment income	7.77	14.34	14.62	14.28	14.44	18.48

Net realized and unrealized gain (loss)	10.63	(10.81)	72.43	43.18	(55.37)	(73.12)

Total from investment operations	18.40	3.53	87.05	57.46	(40.93)	(54.64)

Less Distributions to Shareholders:

From net investment income	(14.71)	(14.51)	(15.84)	(12.33)	(11.52)	(21.45)

From net realized gain	–	–	–	–	(4.08)	(5.83)

Total distributions	(14.71)	(14.51)	(15.84)	(12.33)	(15.60)	(27.28)

Net asset value, end of period	$394.74	$391.05	$402.03	$330.82	$285.69	$342.22

Total Return[1]	4.72%[2]	1.04%	26.83%	20.44%	-11.20%	-13.04%

Ratios and Supplemental Data
Net assets, end of period ($ millions)	$351.37	$344.91	$299.69	$220.57	$185.71	$234.12

Ratio of expenses to average net assets	0.76%[3]	0.78%	0.82%	0.88%	0.93%	0.82%

Ratio of net investment income to average net assets	3.72%[3]	3.95%	4.07%	4.48%	5.29%	4.22%

Portfolio turnover rate	9.65%[2]	10.42%	20.64%	11.41%	15.61%	20.80%

[1]	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
[2]	Not annualized.
[3]	Annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to the Financial Statements (Unaudited)

December 31, 2012

NOTE A – ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund is an open end diversified management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce and Co., Inc. (the “Adviser”).

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation – The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their fair value as described in Note C.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for tax year 2008 through 2011.

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2012

Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Subsequent Events – In accordance with GAAP, management has evaluated subsequent events through the date these financial statements were issued. All subsequent events determined to be relevant and material to the financial statements as a whole have been accordingly disclosed.

NOTE C – SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2012

Equity securities, including common stocks and American Depositary Receipts (ADR’s) are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including convertible preferred stocks, corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2012

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012, based on the three levels defined above:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,336,703	$–	$–	$14,336,703
Consumer Staples	7,458,982	–	–	7,458,982
Energy	9,477,028	–	8,738	9,485,766
Financials	16,288,742	–	–	16,288,742
Health Care	29,962,709	–	–	29,962,709
Industrials	35,780,027	–	–	35,780,027
Information Technology	8,619,750	–	–	8,619,750
Materials	11,482,560	–	–	11,482,560
Utilities	20,092,337	–	–	20,092,337
Convertible Preferred Stocks
Energy	–	8,975,200	–	8,975,200
Utilities	–	501,562	–	501,562
Corporate Bonds
Consumer Discretionary	–	1,477,500	–	1,477,500
Energy	–	11,644,000	–	11,644,000
Financials	–	–	6,060,000	6,060,000
Health Care	–	–	1,440,000	1,440,000
Utilities	–	12,098,147	–	12,098,147
Convertible Corporate Bonds
Consumer Discretionary	–	4,303,125	67,500	4,370,625
Energy	–	8,643,219	–	8,643,219
Health Care	–	17,120,487	4,371,801	21,492,288
Industrials	–	2,385,625	–	2,385,625
U.S. Government Bonds
U.S. Treasury Strips	–	70,117,550	–	70,117,550
U.S. Municipal Bonds	–	34,797	–	34,797
Money Market	47,553,072	–	–	47,553,072
Total	$201,051,910	$137,301,212	$11,948,039	$350,301,161

The Fund did not hold any securities during the reporting period which transferred between Level 1 and 2.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price

•	Price given by pricing service

•	Last quoted bid & asked price

•	Third party bid & asked price

•	Indicated opening range

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2012

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of December 31, 2012:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At December 31, 2012	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$7,500,000	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
			Discount for Lack of Marketability	10%
Convertible Corporate Bonds	$4,439,301	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
			Discount for Lack of Marketability	1%–20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2012	Realized gain (loss)	Amortization/ Accretion	Change in unrealized Appreciation/ Depreciation	Purchases	Sales	Transfer in Level 3*(a)	Transfer out Level 3*(b)	Balance as of December 31, 2012
Common Stock	$8,738	$–	$–	$–	$–	$–	$–	$–	$8,738
Corporate Bonds	6,900,000	–	4,718	595,282	–	–	–	–	7,500,000
Convertible Corporate Bonds	1,674,476	–	70,947	2,508,098	185,780	–	–	–	4,439,301
Total	$8,583,214	$–	$75,665	$3,103,380	$185,780	$–	$–	$–	$11,948,039
*	The amount of transfers in and/or out are reflected at the reporting period end.
(a)

Transfers in relate primary to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of December 31, 2012.

(b)

Transfer out relate primary to securities for which observable inputs became available during the period, and as of December 31, 2012, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of December 31, 2012.

The total change in unrealized appreciation included in the Statement of Changes in Net Assets attributable to Level 3 investments still held at December 31, 2012 was $3,103,380.

Total Change in Unrealized Appreciation
Corporate Bonds	$595,282
Convertible Corporate Bonds	2,508,098
Total	$3,103,380

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2012

NOTE D – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2012, cost of purchases and proceeds from maturities and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Purchases	Sales
U.S. Government Obligations	$–	$–
Other	28,932,783	32,020,161

NOTE E – RELATED PARTIES

Bruce and Co., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.50%	over $100,000,000.

At December 31, 2012, Robert B. Bruce was the beneficial owner of 16,349 Fund shares, R. Jeffrey Bruce was the beneficial owner of 6,458 Fund shares, Robert DeBartolo was the beneficial owner of 257 Fund shares, and W. Martin Johnson was the beneficial owner of 4 Fund shares. Robert B. Bruce, Robert DeBartolo, and W. Martin Johnson are directors of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Adviser.

NOTE F – DISTRIBUTION TO SHAREHOLDERS

On December 21, 2012, the Fund paid a dividend from net investment income of $14.7107 per share or $12,688,095 for shareholders of record on December 20, 2012.

NOTE G – FEDERAL INCOME TAXES

At December 31, 2012, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$70,968,260
Gross Unrealized (Depreciation)	(41,959,530)
Net Unrealized Appreciation on
Investments*	$29,008,730
Tax Cost	$321,292,431

Notes to the Financial Statements (Unaudited) (continued)

December 31, 2012

At June 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$7,391,898
Capital Loss Carryforwards	(10,170,644)
Unrealized Appreciation*	15,050,702
Total	$12,271,956
*	At December 31, 2012, the difference between book basis and tax basis unrealized appreciation is attributable primary to tax deferral of losses on wash sales in the amount of $278,027.

At June 30, 2012, the Fund has available for federal tax purposes an unused capital loss carryforward of $10,170,644 which is available for offset against future taxable net capital gains. This loss carryforward expires on June 30, 2018 through June 30, 2019 as shown in the table below. To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Amount	Expires June 30,
$7,586,346	2018
2,584,298	2019

Capital losses generated during the fiscal year ending June 30, 2012 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”). Effective for taxable years beginning after the enactment date of the Act (December 22, 2010), if capital losses are not reduced by capital gains during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Capital loss carryforwards generated in future years must be fully utilized before those capital loss carryforwards listed with the noted expiration dates above.

The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$11,722,055	$10,716,379

NOTE H – RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placement. At December 31, 2012, the aggregate market value of such securities listed below amounted to $20,981,250 or 6% of the Fund’s net assets. 64% of the restricted securities are valued using quoted market prices, while the other 36% are valued according to fair value procedures approved by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Notes to the Financial Statements (Unaudited) (concluded)

December 31, 2012

The chart below shows the restricted securities held by the Fund as of December 31, 2012:

Issuer Description	Acquisition Date		Principal Amount	Cost	Value
Corporate Bonds
Land O’ Lakes Capital Trust I, 7.450%, 3/15/28	1/23/09		$1,500,000	996,267	$1,477,500
Endeavor International Corp., 12.000%, 3/1/18	(a	)	3,000,000	3,008,779	3,150,000
Hercules Offshore, Inc. 10.500%, 10/15/17	10/29/10		2,000,000	1,671,097	2,165,000
Security Benefit Life Insurance Co., 7.450%, 10/1/33	(b	)	6,000,000	5,474,241	6,060,000
EDAP TMS S.A., 9.000%, 6/30/14	10/30/07		1,600,000	1,600,000	1,440,000

Convertible Corporate Bonds
XM Satellite Radio, Inc., 7.000%, 12/1/14	(c	)	2,500,000	2,711,755	4,303,125
Titan International, Inc., 5.625%, 1/15/17	2/5/10		1,000,000	993,467	2,385,625

(a)	Purchased multiple taxlots beginning on 2/15/12.
(b)	Purchased multiple taxlots beginning on 4/21/11.
(c)	Purchased multiple taxlots beginning on 10/22/10.

Approval of Management’s Agreement (Unaudited)

The Board approved and renewed the Investment Advisory Agreement at a meeting held on December 3, 2012 using the following as their basis as transcribed from the minutes:

Independent Directors Johnson and DeBartolo conducted a detailed review of the Investment Advisory Agreement and stated as follows: “We have reviewed the summary of services provided to the Fund by Bruce & Co, including the management of commissions paid. Each outside director agrees that the services provided have been superior and prudent and consistent with the philosophy of the Fund. The directors unanimously agreed that Bruce & Co. continues to display high ethics, and has delivered tremendous long term results with low costs.” Independent Director DeBartolo made a motion to approve and extend the existing Management Advisory contract and the motion was seconded by Director Johnson and unanimously approved.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

BRUCE FUND

OFFICERS AND DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

Robert DeBartolo

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Administrator, Transfer Agent and

Fund Accountant

Huntington Asset Services, Inc.

Indianapolis, Indiana

Distributor

Unified Financial Securities, Inc.

Indianapolis, Indiana

Counsel

Klevatt & Associates

Chicago, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not Applicable.

Item 6. Schedule of Investments.

(a)	Not Applicable.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable—Applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable—Applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable—Applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders. Not Applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes—Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bruce Fund, Inc.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date 3/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date 3/3/13

By	/s/ R. Jeffrey Bruce
R. Jeffrey Bruce, Principal Accounting Officer

Date 3/3/13